5. Receivables sold with recourse	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Receivables Sold With Recourse
Receivables sold with recourse

The Company’s IPSA subsidiary sells certain of its accounts receivable with full recourse to Advance Payroll Funding Ltd. (“Advance”). Advance retains portions of the proceeds from the receivable sales as reserves, which are released to the Company as the receivables are collected.  Proceeds from sales of such receivables, net of amounts held in reserves, during the period from January 1, 2016 to March 31, 2016, totaled $1,393,410. The outstanding balance of full recourse receivables at March 31, 2016 was $1,686,417 and this amount is included in Accounts receivable on the consolidated balance sheet. The outstanding balance of full course receivables and factored receivable obligations as of December 31, 2015 was $0.  In the event of default, the Company is required to repurchase the entire balance of the full recourse receivables and is subject to fees.  There are no limits on the amount of accounts receivable factoring available to the Company under the factoring agreement.  The agreement with Advance automatically renewed for a two year period on January 10, 2016, with additional 24 month renewal intervals thereafter.  The Company may only terminate the agreement as of the end of the next maturing term, or may provide at least sixty days written notice for an early termination of the agreement.  In the event of early termination, the Company would be subject to an early termination fee calculated as the average monthly base fees earned by Advance for the three months having the highest total base fees throughout the previous twelve months, multiplied by the number of months (or portions thereof) between the early termination date and the end of the current term.

The Company’s IPSA subsidiary sells certain of its accounts receivable with full recourse to Advance Payroll Funding Ltd. (“Advance”). Advance retains portions of the proceeds from the receivable sales as reserves, which are released to the Company as the receivables are collected.  Proceeds from sales of such receivables, net of amounts held in reserves, during the period from February 9, 2015 to December 31, 2015 totaled $7,393,507. The outstanding balance of full recourse receivables at December 31, 2015 was $0.  In the event of default, the Company is required to repurchase the entire balance of the full recourse receivables and is subject to fees.  There are no limits on the amount of accounts receivable factoring available to the Company under the factoring agreement.  The agreement with Advance is effective through January 10, 2018, with two year renewal intervals thereafter.